SHARE BASED COMPENSATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee and non-employee share-based compensation expense		$ 57,430	$ 14,368
Employee share-based compensation expense		55,258	9,849
Non-employee share-based compensation expense		$ 2,172	$ 4,519
Carry Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards authorized (in shares)		259,442,785
Repurchase period following termination		60 days
Repurchase period following fourth anniversary		60 days
Carry unit plan, written promissory note period		3 years
Weighted average fair value (in dollars per unit)		$ 2.50	$ 1.76
Carry Unit Awards | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		25.00%
Carry Unit Awards | Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		25.00%
Employee | Carry Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		211,670,834
Affiliates | Carry Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		11,300,000
2017 LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards authorized (in shares)		9,879,291
Options granted (in shares)	5,110,747
Exercise price (in dollars per share)	$ 19.48
2017 LTIP | December 30, 2017 - Grant One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options nonvested (in shares)		2,730,949
2017 LTIP | December 30, 2017 - Grant Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options nonvested (in shares)		2,379,798
2017 LTIP | Stock Options | December 30, 2017 - Grant One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		100.00%
2017 LTIP | Stock Options | Tranche One | December 30, 2017 - Grant Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		50.00%
2017 LTIP | Stock Options | Tranche Two | December 30, 2017 - Grant Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		25.00%
2017 LTIP | Stock Options | Tranche Three | December 30, 2017 - Grant Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		25.00%